Consolidated Balance Sheet - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
ASSETS
Cash and due from banks	$ 6,552	$ 6,437
Interest-bearing deposits with banks	136,440	169,930
Cash and interest bearing deposits with banks	142,992	176,367
Trading loans, securities, and other	198,855	175,770
Non-trading financial assets at fair value through profit or loss	6,810	5,869
Derivatives	83,885	78,061
Financial assets designated at fair value through profit or loss	6,299	6,417
Financial assets at fair value through other comprehensive income	108,691	93,897
Total trading and non trading financial assets	404,540	360,014
Debt securities at amortized cost, net of allowance for credit losses	255,743	271,615
Securities purchased under reverse repurchase agreements	222,119	208,217
Loans
Residential mortgages	334,103	331,649
Consumer instalment and other personal	232,675	228,382
Credit card	41,585	40,639
Business and government	365,603	356,973
Total loans	973,966	957,643
Allowance for loan losses	(8,654)	(8,094)
Loans, net of allowance for loan losses	965,312	949,549
Other
Investment in Schwab	9,242	9,024
Goodwill	19,579	18,851
Other intangibles	3,163	3,044
Land, buildings, equipment, other depreciable assets, and right-of-use assets	10,151	9,837
Deferred tax assets	5,072	4,937
Amounts receivable from brokers, dealers, and clients	26,118	22,115
Other assets	29,523	28,181
Total other miscellaneous assets	102,848	95,989
Total assets	2,093,554	2,061,751
LIABILITIES
Trading deposits	27,198	30,412
Derivatives	75,017	68,368
Securitization liabilities at fair value	21,181	20,319
Financial liabilities designated at fair value through profit or loss	210,700	207,914
Total financial liabilities other than non-trading deposits and other	334,096	327,013
Deposits
Personal	660,472	641,667
Banks	50,696	57,698
Business and government	579,318	569,315
Total deposits, other than trading	1,290,486	1,268,680
Other
Obligations related to securities sold short	46,086	39,515
Obligations related to securities sold under repurchase agreements	193,856	201,900
Securitization liabilities at amortized cost	12,652	12,365
Amounts payable to brokers, dealers, and clients	26,622	26,598
Insurance contract liabilities	6,910	7,169
Other liabilities	50,171	51,878
Total other miscellaneous liabilities	336,297	339,425
Subordinated notes and debentures	13,671	11,473
Total liabilities	1,974,550	1,946,591
EQUITY
Contributed surplus	189	204
Retained earnings	71,718	70,826
Accumulated other comprehensive income (loss)	10,520	7,904
Total equity	119,004	115,160
Total liabilities and equity	2,093,554	2,061,751
Preferred shares and other equity instruments [member]
EQUITY
Issued capital	11,138	10,888
Treasury shares	(51)	(18)
Total equity	11,138
Common shares [member]
EQUITY
Issued capital	25,528	25,373
Treasury shares	$ (38)	$ (17)